Borrowings (Details 3) - IRSA [Member] $ in Thousands	12 Months Ended
Jun. 30, 2023 ARS ($)
Class XIII [Member]
Statement [Line Items]
Maturity date	03/31/2024
Principal payment	Biannual
Interest payment	Quarterly
Description of interest rate	3.90% n.a
Issuance / expansion date	aug-21
Class XIII [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 58,100
Class XIV [Member]
Statement [Line Items]
Maturity date	06/22/2028
Principal payment	17.5% in June 2024 – 17.5% in June 2025 – 17.5% in June 2026 – 17.5% in June 2027 - 30% in June 2028
Interest payment	Biannual
Description of interest rate	8.75% n.a.
Issuance / expansion date	jul-22
Class XIV [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 171,200
Class XV [Member]
Statement [Line Items]
Maturity date	03/25/2025
Principal payment	At expiration
Interest payment	Biannual
Description of interest rate	8.00% n.a
Issuance / expansion date	jan-23
Class XV [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 61,750
Class XVI [Member]
Statement [Line Items]
Maturity date	07/25/2025
Principal payment	At expiration
Interest payment	Biannual
Description of interest rate	7.00% n.a.
Issuance / expansion date	jan-23
Class XVI [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 28,250
Class XVII [Member]
Statement [Line Items]
Maturity date	12/07/2025
Principal payment	At expiration
Interest payment	1° quarterly and then biannual
Description of interest rate	5.00% n.a.
Issuance / expansion date	jun-23
Class XVII [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 25,000